Pension and Other Postretirement Benefits - Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 215	$ 226	$ 226	$ 261
Service cost	0	0	0	0	$ 0
Interest cost	2	1	5	7	7
Plan participants' contributions			0	0
Actuarial (gain) loss			(3)	(10)
Benefits paid			(13)	(10)
(Gain) loss due to settlement			0	(21)
Plan amendments			0	0
Exchange rate differences and other			0	(1)
Benefit obligation at end of year			215	226	261
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	166	151	151	158
Actual return on plan assets			15	19
Plan participants' contributions			0	0
Employer contributions			13	6
Benefits paid			(13)	(10)
(Loss) gain due to settlement			0	(21)
Exchange rate differences and other			0	(1)
Fair value of plan assets at end of year			166	151	158
Contributions between measurement date and year end			0	0
Funded status of the plans at year end			(49)	(75)
Other Postretirement Benefits Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2	2	2	3
Service cost	0	0	0	0	0
Interest cost	0	0	0	0	0
Plan participants' contributions			0	0
Actuarial (gain) loss			0	(1)
Benefits paid			0	0
(Gain) loss due to settlement			0	0
Plan amendments			0	0
Exchange rate differences and other			0	0
Benefit obligation at end of year			2	2	3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1	1	1	1
Actual return on plan assets			0	0
Plan participants' contributions			0	0
Employer contributions			0	0
Benefits paid			0	0
(Loss) gain due to settlement			0	0
Exchange rate differences and other			0	0
Fair value of plan assets at end of year			1	1	1
Contributions between measurement date and year end			0	0
Funded status of the plans at year end			(1)	(1)
Supplemental Employee Retirement Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	22	23	23	24
Service cost	0	0	0	0	0
Interest cost	0	0	1	1	1
Plan participants' contributions			0	0
Actuarial (gain) loss			(1)	(1)
Benefits paid			(1)	(1)
(Gain) loss due to settlement			0	0
Plan amendments			0	0
Exchange rate differences and other			0	0
Benefit obligation at end of year			22	23	24
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 12	$ 11	11	10
Actual return on plan assets			1	1
Plan participants' contributions			0	0
Employer contributions			1	1
Benefits paid			(1)	(1)
(Loss) gain due to settlement			0	0
Exchange rate differences and other			0	0
Fair value of plan assets at end of year			12	11	$ 10
Contributions between measurement date and year end			0	0
Funded status of the plans at year end			$ (10)	$ (12)